SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options, Outstanding	1,029	2,121
Weighted-Average Remaining Contractual Life (In Years), Outstanding	8 years 4 months 20 days	8 years 10 months 24 days
Weighted-Average Exercise Price, Outstanding	$ 481.46	$ 467.76
Number of Options, Exercisable	585	344
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 2 months 23 days	8 years 5 months 1 day
Weighted-Average Exercise Price, Exercisable	$ 735.99	$ 1,368.32
Number of Options, Expected to vest	444	1,777
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	8 years 6 months 3 days	8 years 11 months 26 days
Weighted-Average Exercise Price, Expected to vest	$ 303.82	$ 293.51